Share capital	6 Months Ended
Jun. 30, 2025
Share capital
Share capital

17.Share capital

Issue of ordinary shares

During the period ended 30 June 2025, MAC redeemed a total of 88,040 restricted stock units (“RSU”) held by senior management of the Company under the Long - Term Incentive Plan and issued equivalent ordinary shares thereagainst.

During the comparative period ended 30 June 2024:

●	On 20 February 2024, MAC issued 19,117,648 Chess Depositary Interests (“CDIs”) via the successful IPO on the ASX, at a price of AU$17.00 per CDI, for aggregate gross proceeds of approximately AU$325,000 thousand (US$211,708 thousand) and incurred shares issuance costs of US$6,912 thousand.
●	On 10 June 2024, MAC redeemed all of its Public Warrants and Private Placement Warrants and issued 4,701,071 ordinary shares thereagainst (refer to Note 15).
●	On 14 June 2024, MAC redeemed 17,284 DSUs held by non-employee directors of the Company under the Non-Employee DSU Plan and issued equivalent ordinary shares thereagainst.